Property and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Property and Equipment

	Balance at 12/31/2017	Business combination	Additions	Disposals	Transfers	Balance at 12/31/2018	Additions	Disposals	IFRS 16 (i)	Balance at 12/31/2019
Cost
Pin Pads & POS	143,837	—	136,819	(25,180)	(515)	254,961	279,818	(21,846)	—	512,933
IT equipment	55,999	576	18,542	(124)	361	75,354	16,963	(661)	—	91,656
Facilities	18,232	—	466	(4,149)	6,576	21,125	1,617	—	—	22,742
Machinery and equipment	12,168	2	1,587	(50)	515	14,222	2,459	(10)	—	16,671
Furniture and fixtures	5,261	6	1,633	(245)	194	6,849	3,795	(156)	—	10,488
Vehicles	414	—	—	(324)	—	90	—	—	—	90
Construction in progress	7,131	—	—	—	(7,131)	—	1,039	(19)	—	1,020
Right-of-use assets - Vehicles (i)	—	—	—	—	—	—	6,346	(1,673)	5,722	10,395
Right-of-use assets - Offices (i)	—	—	—	—	—	—	69,856	(178)	35,213	104,891

	243,042	584	159,047	(30,072)	—	372,601	381,893	(24,543)	40,935	770,886
Depreciation
Pin Pads & POS	(37,757)	—	(44,698)	12,290	421	(69,744)	(79,849)	8,296	—	(141,297)
IT equipment	(7,660)	(152)	(13,971)	—	—	(21,783)	(14,345)	428	—	(35,700)
Facilities	(4,184)	—	(4,711)	1,336	—	(7,559)	(4,210)	—	—	(11,769)
Machinery and equipment	(3,059)	(1)	(2,413)	50	(421)	(5,844)	(3,279)	9	—	(9,114)
Furniture and fixtures	(691)	(3)	(690)	30	—	(1,354)	(838)	31	—	(2,161)
Vehicles	(60)	—	(18)	34	—	(44)	(13)	—	—	(57)
Right-of-use assets - Vehicles (i)	—	—	—	—	—	—	(4,872)	990	—	(3,882)
Right-of-use assets - Offices (i)	—	—	—	—	—	—	(18,343)	44	—	(18,299)

	(53,411)	(156)	(66,501)	13,740	—	(106,328)	(125,749)	9,798	—	(222,279)

Property and equipment, net	189,631	428	92,546	(16,332)	—	266,273	256,144	(14,745)	40,935	548,607

Summary of Depreciation and Amortization Expenses
Depreciation and amortization expense has been charged in the following line items of the consolidated statement of profit or loss:

	2019	2018	2017
Cost of services	100,070	54,203	31,224
General and administrative expenses	49,358	38,130	25,984
Selling expenses	13,968	—	—

Depreciation and Amortization charges	163,396	92,333	57,208

Depreciation charge	125,749	66,501	32,836
Amortization charge (Note 13)	37,647	25,832	24,372

Depreciation and Amortization charges	163,396	92,333	57,208